New IFRS and IFRIC Not Yet Effective	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
New IFRS and IFRIC Not Yet Effective

4. NEW IFRS AND IFRIC NOT YET EFFECTIVE

Standards and interpretations effective during 2023 and those issued but not yet in force are detailed below:

a)
Standard and interpretation effective as of January 1, 2023
•
Insurance Contracts (IFRS 17)
•
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
•
Definition of Accounting Estimates (Amendments to IAS 8)
•
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
•
International tax reform – Pillar II Model rules (Amendment to IAS 12). The Group has applied the mandatory exception, but it is out of scope of Pillar Two as the Group revenue is less than Euro 750 million per year.

After an analysis of the standards and interpretations effective during 2023, we have concluded that we don’t expect any significant impacts on the current consolidated financial statements.

b)
New standards, amendments and interpretations effective and endorsed as of January 1, 2024
•
Classification of liabilities as current or non-current and Non-current liabilities with Covenants (Amendments to IAS 1)
•
Lease liability in a Sale and Leaseback (Amendment to IFRS 16)
•
Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7

We do not expect that these standards will have a significant impact on the Group’s financial statements.